Offerings - Offering: 1	Jun. 20, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	3,950,000
Proposed Maximum Offering Price per Unit | $ / shares	30.795
Maximum Aggregate Offering Price	$ 121,640,250
Fee Rate	0.01531%
Amount of Registration Fee	$ 18,623.12
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock that become issuable under the Harrow, Inc. 2025 Incentive Stock and Awards Plan (the “Plan”), by reason of any stock dividend, stock split, recapitalization, merger, consolidation or reorganization of or by us that results in an increase in the number of shares of our outstanding common stockEstimated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low sale prices per share of Common Stock, as reported on The NASDAQ Global Market on June 17, 2025 (which is within five business days prior to the date of filing of this Registration Statement).Calculated at a rate of $153.10 per $1,000,000 of the proposed maximum aggregate offering price.